VANECK BIOTECH ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
* See Schedule of Investments for geographic sectors.
Number
of Shares Value
COMMON STOCKS: 99.9%
China : 3.2%
BeOne Medicines Ltd.
(ADR) * † 39,208 $ 11,911,783
Underline
Germany : 1.8%
BioNTech SE (ADR) * 71,934 6,848,117
Underline
Ireland : 2.5%
ICON PLC (USD) * 50,701 9,238,736
Underline
United States : 92.4%
Alnylam Pharmaceuticals,
Inc. * 41,792 16,618,589
Amgen, Inc. 173,268 56,712,349
Argenx SE (ADR) * 21,100 17,744,045
Biogen, Inc. * 67,436 11,868,062
BioMarin Pharmaceutical,
Inc. * 77,097 4,581,875
Bio-Techne Corp. † 84,129 4,947,626
Charles River Laboratories
International, Inc. * 26,214 5,229,169
Exact Sciences Corp. * 81,566 8,283,843
Gilead Sciences, Inc. 440,313 54,044,018
Illumina, Inc. * 74,698 9,797,390
Incyte Corp. * 74,488 7,357,180
Insmed, Inc. * 89,035 15,495,651
IQVIA Holdings, Inc. * 75,827 17,092,164
Moderna, Inc. * 202,391 5,968,511
Number
of Shares Value
United States (continued)
Natera, Inc. * 70,207 $ 16,083,722
Neurocrine Biosciences,
Inc. * 51,653 7,325,945
QIAGEN NV † 106,418 4,785,617
Regeneron Pharmaceuticals,
Inc. 37,632 29,047,012
Repligen Corp. * 29,983 4,913,014
Tempus AI, Inc. * † 69,371 4,096,357
United Therapeutics Corp. * 22,934 11,174,591
Vertex Pharmaceuticals,
Inc. * 75,637 34,290,790
347,457,520
Total Common Stocks
(Cost: $339,264,830) 375,456,156
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.6%
Money Market Fund: 0.6%
(Cost: $2,165,142)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 3.80%(a) 2,165,142 2,165,142
Total Investments: 100.5%
(Cost: $341,429,972) 377,621,298
Liabilities in excess of other assets: (0.5)% (1,799,615)
NET ASSETS: 100.0% $ 375,821,683
Definitions:
ADR American Depositary Receipt
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $17,845,639.
* Non-income producing
(a) Rate shown is the 7-day yield as of 12/31/25.
The summary of inputs used to value the Fund's investments as of December 31, 2025 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks
 *
$ 375,456,156 $ — $ — $ 375,456,156
Money Market Fund 2,165,142 — — 2,165,142
Total Investments $ 377,621,298 $ — $ — $ 377,621,298